Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Formula Systems (1985) Ltd. (the Company) as of December 31, 2024, and the related consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, based on our audit and the audit report of Kost Forer Gabbay & Kasierer the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO) and our report, dated May 14, 2025 expressed an unqualified opinion thereon, based on our audit and the report of Kost Forer Gabbay & Kasierer.

We did not audit the consolidated financial statements of Sapiens International Corporation N.V., a subsidiary of the Company. The consolidated financial statements of Sapiens International Corporation N.V. were prepared in accordance with accounting principles generally accepted in the United States of America and the adjustments to conform those consolidated financial statements to IFRS Accounting Standards were audited by Kost Forer Gabbay & Kasierer , whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Sapiens International Corporation N.V., under IFRS Accounting Standards is based solely on the report of Kost Forer Gabbay & Kasierer . The consolidated financial statements of Sapiens International Corporation N.V. under IFRS Accounting Standards reflect total assets of 23% of the related consolidated total assets as of December 31, 2024, and total revenues constituting 20%, of the consolidated total revenues for the year ended December 31, 2024.